Allowance for Credit Losses - Financial assets at amortized cost (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023	[5]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Allowance for credit losses, beginning of year	€ 5,799
Allowance for credit losses, end of reporting period	6,156		€ 5,799
Allowance for Credit Losses
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Allowance for credit losses, beginning of year	5,799	[1],[2],[3],[4]	5,285	[2],[4],[5]	€ 4,995
Movements Including New Business	1,760	[1],[3]	1,861	[2],[4]	1,778
Transfers due to changes in creditworthiness	0	[1],[3]	0	[2],[4]	0
Changes in models	(127)	[1],[3],[6]	(9)	[2],[4]	(110)
Financial assets that have been derecognized during the period	(1,002)	[1],[3],[7],[8]	(1,229)	[2],[4],[9],[10]	(1,197)	[11]
Recovery of written off amounts	164	[1],[3]	157	[2],[4]	93
Foreign exchange and other changes	(437)	[1],[3]	(267)	[2],[4]	(273)
Allowance for credit losses, end of reporting period	6,156	[1],[3]	5,799	[1],[2],[3],[4]	5,285	[2],[4]
Provision for Credit Losses excluding country risk	1,633	[3],[12],[13]	1,852	[4],[14],[15]	1,668	[16]
Stage 1
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Allowance for credit losses, beginning of year	438
Allowance for credit losses, end of reporting period	421		438
Stage 1 | Allowance for Credit Losses
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Allowance for credit losses, beginning of year	438	[1],[2],[3],[4]	447	[2],[4],[5]	533
Movements Including New Business	(90)	[1],[3]	(150)	[2],[4]	(195)
Transfers due to changes in creditworthiness	119	[1],[3]	128	[2],[4]	170
Changes in models	(63)	[1],[3],[6]	(2)	[2],[4]	(57)
Financial assets that have been derecognized during the period	0	[1],[3],[7],[8]	0	[2],[4],[9],[10]	0	[11]
Recovery of written off amounts	0	[1],[3]	0	[2],[4]	0
Foreign exchange and other changes	18	[1],[3]	15	[2],[4]	(3)
Allowance for credit losses, end of reporting period	421	[1],[3]	438	[1],[2],[3],[4]	447	[2],[4]
Provision for Credit Losses excluding country risk	(34)	[3],[12],[13]	(24)	[4],[14],[15]	(83)	[16]
Stage 2
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Allowance for credit losses, beginning of year	736
Allowance for credit losses, end of reporting period	888		736
Stage 2 | Allowance for Credit Losses
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Allowance for credit losses, beginning of year	736	[1],[2],[3],[4]	680	[2],[4],[5]	626
Movements Including New Business	178	[1],[3]	194	[2],[4]	294
Transfers due to changes in creditworthiness	(85)	[1],[3]	(128)	[2],[4]	(150)
Changes in models	91	[1],[3],[6]	(7)	[2],[4]	(53)
Financial assets that have been derecognized during the period	0	[1],[3],[7],[8]	0	[2],[4],[9],[10]	0	[11]
Recovery of written off amounts	0	[1],[3]	0	[2],[4]	0
Foreign exchange and other changes	(33)	[1],[3]	(3)	[2],[4]	(38)
Allowance for credit losses, end of reporting period	888	[1],[3]	736	[1],[2],[3],[4]	680	[2],[4]
Provision for Credit Losses excluding country risk	185	[3],[12],[13]	59	[4],[14],[15]	92	[16]
Stage 3
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Allowance for credit losses, beginning of year	4,412
Allowance for credit losses, end of reporting period	4,600		4,412
Stage 3 | Allowance for Credit Losses
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Allowance for credit losses, beginning of year	4,412	[1],[2],[3],[4]	3,960	[2],[4],[5]	3,656
Movements Including New Business	1,663	[1],[3]	1,814	[2],[4]	1,647
Transfers due to changes in creditworthiness	(35)	[1],[3]	0	[2],[4]	(20)
Changes in models	(155)	[1],[3],[6]	0	[2],[4]	0
Financial assets that have been derecognized during the period	(1,002)	[1],[3],[7],[8]	(1,229)	[2],[4],[9],[10]	(1,145)	[11]
Recovery of written off amounts	164	[1],[3]	157	[2],[4]	93
Foreign exchange and other changes	(447)	[1],[3]	(290)	[2],[4]	(271)
Allowance for credit losses, end of reporting period	4,600	[1],[3]	4,412	[1],[2],[3],[4]	3,960	[2],[4]
Provision for Credit Losses excluding country risk	1,473	[3],[12],[13]	1,814	[4],[14],[15]	1,627	[16]
Stage 3 POCI
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Allowance for credit losses, beginning of year	213
Allowance for credit losses, end of reporting period	247		213
Stage 3 POCI | Allowance for Credit Losses
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Allowance for credit losses, beginning of year	213	[1],[2],[3],[4],[17],[18],[19],[20]	198	[2],[4],[5],[18],[20],[21]	180	[21]
Movements Including New Business	9	[1],[3],[17],[19]	3	[2],[4],[18],[20]	32	[21]
Changes in models	0	[1],[3],[6],[17],[19]	0	[2],[4],[18],[20]	0	[21]
Financial assets that have been derecognized during the period	0	[1],[3],[7],[8],[17],[19]	0	[2],[4],[9],[10],[18],[20]	(52)	[11],[21]
Recovery of written off amounts	0	[1],[3],[17],[19]	0	[2],[4],[18],[20]	0	[21]
Foreign exchange and other changes	25	[1],[3],[17],[19]	11	[2],[4],[18],[20]	38	[21]
Allowance for credit losses, end of reporting period	247	[1],[3],[17],[19]	213	[1],[2],[3],[4],[17],[18],[19],[20]	198	[2],[4],[18],[20],[21]
Provision for Credit Losses excluding country risk	€ 9	[3],[12],[13],[17],[19]	€ 3	[4],[14],[15],[18],[20]	€ 32	[16],[21]

[1]	Allowance for credit losses does not include allowance for country risk amounting to € 7 million as of December 31, 2025
[2]	Allowance for credit losses does not include allowance for country risk amounting to € 14 million as of December 31, 2024
[3]	[1] Allowance for credit losses does not include allowance for country risk amounting to € 7 million as of December 31, 2025
[4]	Allowance for credit losses does not include allowance for country risk amounting to € 14 million as of December 31, 2024
[5]	[1] Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2023
[6]	[3] Changes in models primarily reflect LGD model update and changes to the SICR model
[7]	This position represents charge offs of allowance for credit losses
[8]	[4] This position represents charge offs of allowance for credit losses
[9]	This position represents charge offs of allowance for credit losses
[10]	This position represents charge offs of allowance for credit losses
[11]	[3]This position represents charge offs of allowance for credit losses
[12]	Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk
[13]	[5] Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk
[14]	Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk
[15]	Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk
[16]	[4]Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk
[17]	The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 74 million in 2025 and € — million in 2024
[5] Changes in models primarily reflect LGD model update and changes to the SICR model

[18]	The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € — million in 2024 and € — million in 2023

[19]	[2] The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 74 million in 2025 and € — million in 2024

[20]	The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was €— million in 2024 and €— million in 2023

[21]	[2] The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € — million in 2023 and € 46 million in 2022